UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen AMT-Free Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen AMT-Free Municipal Value Fund (NUW)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Alaska – 0.4%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 740	4.625%, 6/01/23	4/16 at 100.00	Ba1	$ 740,303
350	5.000%, 6/01/46	4/16 at 100.00	B	297,903
1,090	Total Alaska			1,038,206
	Arizona – 3.5%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	Baa1	4,665,040
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	3,665,053
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
7,045	Total Arizona			8,330,093
	California – 12.3%
1,330	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	799,982
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A+	2,928,950
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.412%, 3/01/18 –	No Opt. Call	AA	826,480
	AGM Insured (IF)
4,235	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,955,956
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	649,791
	2009A, 6.500%, 11/01/39
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	11,416,553
	AGC Insured
1,030	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	506,235
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/35
12,955	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	6,104,654
	Election Series 2012G, 0.000%, 8/01/35 – AGM Insured
5,185	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,301,850
	Series 2015, 0.000%, 8/01/44
700	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	571,438
	Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured
39,085	Total California			29,061,889
	Colorado – 4.2%
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	3,023,536
	NPFG Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	AA–	2,110,511
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA (4)	4,797,880
	Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured
13,490	Total Colorado			9,931,927
	Florida – 9.0%
1,605	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,791,597
	5.000%, 11/15/45
535	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	601,731
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	10,715,430
	5.500%, 10/01/41 (UB) (5)
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	AA	2,818,650
2,000	5.625%, 7/01/38	7/18 at 100.00	AA	2,212,940
300	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	240,729
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
865	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	519,147
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
375	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	166,808
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	5
	2007-3, 6.450%, 5/01/23 (6)
45	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	45,886
	ParcelSeries 2007-1. RMKT, 6.450%, 5/01/23 (6)
905	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	909,787
	2012A-1, 6.450%, 5/01/23
1,315	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	813,854
	2015-1, 0.000%, 5/01/40 (6)
805	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	421,627
	2015-2, 0.000%, 5/01/40 (6)
880	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	9
	2015-3, 6.610%, 5/01/40 (6)
22,155	Total Florida			21,258,200
	Georgia – 0.7%
430	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	498,258
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB	1,244,090
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,430	Total Georgia			1,742,348
	Illinois – 11.4%
1,260	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/17 at 100.00	AA	1,311,862
	Series 2008B, 5.000%, 1/01/20 – AGM Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
355	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	AA–	150,524
3,000	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	1,030,110
200	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	4/16 at 100.00	AA	200,792
	AGM Insured
2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17	2/16 at 100.00	AA (4)	2,807,672
	(Pre-refunded 2/20/16) – AGM Insured
5,035	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,867,336
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.125%,	5/19 at 100.00	A (4)	4,204,690
	11/15/37 (Pre-refunded 5/15/19)
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	Aaa	5,874,300
	Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18)
3,940	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,026,207
	Refunding Series 2007A, 5.250%, 5/01/34
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	714,267
	6.000%, 10/01/42
1,045	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	839,271
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/23 – FGIC Insured
26,750	Total Illinois			27,027,031
	Indiana – 7.2%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	AA– (4)	5,891,600
	2009A, 6.750%, 3/01/39 (Pre-refunded 3/01/19)
3,600	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	3,822,192
	Francis Health Services Inc., Series 2006E, 5.250%, 5/15/41 – AGM Insured
1,770	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	1,837,933
	Indiana, Series 2007, 5.500%, 3/01/37
1,880	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,981,915
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,271,740
	6.000%, 1/01/39
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,209,990
	AMBAC Insured
15,750	Total Indiana			17,015,370
	Iowa – 2.0%
1,545	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	1,626,452
	Project, Series 2013, 5.500%, 12/01/22
3,075	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	4/16 at 100.00	B+	2,987,547
	5.375%, 6/01/38
4,620	Total Iowa			4,613,999
	Kansas – 0.0%
120	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	90,112
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 7.0%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA	5,588,950
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
5,075	5.375%, 5/15/43	5/17 at 100.00	Baa1	5,293,986
200	5.500%, 5/15/47	5/17 at 100.00	Baa1	209,072
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
1,925	5.375%, 5/15/43 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	2,044,716
75	5.500%, 5/15/47 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	79,785
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Baa1	3,249,727
	5.125%, 6/01/37
15,530	Total Louisiana			16,466,236
	Maine – 1.9%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	4,494,780
	Tender Option Bond Trust 2009-5B, 13.347%, 7/01/39 (IF) (5)
	Maryland – 0.2%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
180	5.250%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	182,936
275	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	279,485
455	Total Maryland			462,421
	Massachusetts – 0.6%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,390,580
	Trust 2015-XF2181, 13.558%, 8/01/38 (IF)
	Michigan – 1.9%
50	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	50,470
	7/01/33 – NPFG Insured
3,100	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	3,130,287
	5.000%, 7/01/32 – AGM Insured
2,085	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/26 –	10/16 at 61.33	AA	1,267,326
	AGM Insured
5,235	Total Michigan			4,448,083
	Missouri – 1.1%
2,515	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	2,631,017
	Lien Series 2010C, 5.000%, 2/01/17
	Nevada – 4.1%
1,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	AAA	1,132,520
	5.250%, 7/01/34
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	6,149,869
	8.000%, 6/15/30
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	2,345,760
	5.000%, 6/01/39
8,415	Total Nevada			9,628,149
	New Jersey – 3.3%
1,250	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	A–	1,382,175
	5.500%, 12/15/19 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
2,135	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	2,560,185
3,000	7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	3,634,290
255	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	275,772
	5.250%, 6/15/41
6,640	Total New Jersey			7,852,422
	New York – 2.4%
1,530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,589,563
3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	3,841,860
	Series 2007, 5.500%, 10/01/37
130	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	151,889
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
4,660	Total New York			5,583,312
	Ohio – 5.6%
5,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/19 at 100.00	AA (4)	5,737,600
	2009A, 5.750%, 2/15/39 (Pre-refunded 2/15/19) – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,115	5.875%, 6/01/30	6/17 at 100.00	B–	1,907,603
5,910	6.500%, 6/01/47	6/17 at 100.00	B	5,635,894
13,025	Total Ohio			13,281,097
	Oklahoma – 0.9%
2,150	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB–	2,226,089
	5.125%, 9/01/37
	Rhode Island – 1.5%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	BBB+	3,465,930
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
	South Carolina – 1.5%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	3,612,971
	0.000%, 1/01/29 – AMBAC Insured
	Texas – 6.8%
3,550	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 46.64	Aaa	1,651,531
	0.000%, 8/15/31 (Pre-refunded 8/15/16)
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,090,808
	2013A, 5.500%, 4/01/53
915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/25 at 100.00	A	1,051,893
	5.000%, 1/01/45
5,435	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	5,956,433
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,694,085
	2012, 5.000%, 12/15/32
2,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,090,900
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
2,000	0.000%, 8/15/33	No Opt. Call	AAA	927,360
1,945	0.000%, 8/15/38	No Opt. Call	AAA	670,442
19,200	Total Texas			16,133,452
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	1,129,090
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.4%
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	1,065,134
	Appreciation Series 2012B, 0.000%, 7/15/40
2,000	Washington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Mountain	1/19 at 100.00	BBB+	2,289,500
	States Health Alliance, Series 2009C, 7.750%, 7/01/38
3,400	Total Virginia			3,354,634
	Washington – 1.0%
3,330	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	2,231,100
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/29 – NPFG Insured
	West Virginia – 0.7%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,730,895
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 5.7%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,155,740
	Series 2012B, 5.000%, 2/15/27
1,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+ (4)	1,882,842
	Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,412,819
	6.000%, 5/01/36
11,605	Total Wisconsin			13,451,401
$ 242,965	Total Long-Term Investments (cost $195,131,071)			233,682,834
	Floating Rate Obligations – (3.0)%			(7,125,000)
	Other Assets Less Liabilities – 4.2%			10,048,943
	Net Assets – 100%			$ 236,606,777

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$233,682,834	$ —	$233,682,834

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $186,820,358.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$39,910,716
Depreciation	(173,240)
Net unrealized appreciation (depreciation) of investments	$39,737,476

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (4) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016